Auditor's remuneration - Fees payable by HSBC to PwC (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional information [abstract]
Fees for HSBC Holdings’ statutory audit	$ 15.7	$ 16.4	$ 15.1
Fees for other services provided to HSBC	95.0	103.1	114.6
– audit of HSBC’s subsidiaries	69.5	70.2	69.7
– audit-related assurance services	10.0	11.4	10.8
– other assurance services	12.2	13.5	25.2
– taxation compliance services	1.6	1.4	1.2
– taxation advisory services	0.0	0.1	0.0
– other non-audit services	1.7	6.5	7.7
Year ended 31 Dec	$ 110.7	$ 119.5	$ 129.7